Note 6 - Bank Premises, Furniture, Fixtures and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Total	$ 1,166	$ 1,064	$ 1,012
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent	1.86%
Other Assets [Member]
Operating Lease, Right-of-Use Asset	$ 316
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 316